Copeland Risk Managed Dividend Growth Fund
FUND SUMMARY
Investment Objectives:
The Fund seeks long-term capital appreciation and income while preserving capital in declining markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page 10 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” on page 55 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Copeland Risk Managed Dividend Growth Fund	Class A shares	Class C shares	Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Copeland Risk Managed Dividend Growth Fund		Class A shares	Class C shares	Class I shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		1.55%	2.30%	1.30%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.10%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	2.20%	1.30%
[1]	The Fund's adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2015, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.45% of the daily average net asset value of Class A shares, 2.20% of the daily average net asset value of Class C shares and 1.30% of the daily average net asset value of Class I shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Copeland Risk Managed Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	714	1,027	1,362	2,306
Class C shares	223	709	1,221	2,628
Class I shares	132	412	713	1,568

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2013, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income while preserving capital in declining markets by purchasing equities of companies with a proven track record of dividend growth within sectors forecasted to appreciate by the adviser’s quantitative model. The Fund uses the same strategy as and tracks the performance of the Copeland Risk Managed Dividend Growth Index (“CDGR”), a publicly-available index published by NASDAQ. CDGR and the Fund are composed of common stocks, master limited partnership units (“MLPs”) and real estate investment trusts (“REITs”) of US companies or entities that have raised their dividends for a minimum of five consecutive years and cash equivalents.

Under normal market conditions, the Fund invests at least 80% of its assets in securities that have increased their dividend for a minimum of five consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in cash and cash equivalents for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to appreciate or depreciate in value. By avoiding negative sectors and increasing the Fund’s allocation to positive sectors and/or cash and cash equivalents, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5.0% to a single equity security, measured at time of purchase. The Fund invests in companies with a market capitalization of at least $250 million, upon purchase. All portfolio securities must be traded on a US stock exchange.

The adviser sells securities when they no longer meet its fundamental dividend growth criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk: The adviser’s dependence on its dividend growth and sector rotation strategies and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• MLP Risk: Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following. A decline in commodity prices may lead to a reduction in production or supply of those commodities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

• REIT Risk: A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

• Return Tracking Risk: The Fund will not be able to replicate exactly the performance of CDGR due to inflows and outflows in the Fund and also because the returns generated by the Fund’s securities will be reduced by transaction costs. In addition, the Fund will incur expenses, such as management fees, not incurred by CDGR. The adviser’s judgments about the return tracking characteristics of securities may prove incorrect and may not produce the desired results.

• Small and Medium Capitalization Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder and reduces after-tax returns if Fund shares are held in a taxable account.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows 2011, 2012 and 2013 performance of the Fund’s Class A shares. Returns for Class C shares and Class I shares, which are not presented in the bar chart, will vary from the return for the Class A shares. Average annual total returns for Class I shares are not presented in the performance table because Class I did not yet have annual returns for at least one calendar year. The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Class A Annual Total Return For Year Ended December 31 Returns do not reflect sales charges, and would be lower if they did.

Best Quarter:	1st Quarter 2013	11.58%
Worst Quarter:	3rd Quarter 2011	(6.93)%

Performance Table Average Annual Total Returns (For period ended December 31, 2013)
Average Annual Total Returns Copeland Risk Managed Dividend Growth Fund		Label	One Year	Since Inception of the Fund		Inception Date
Class A shares	[1]	Return before taxes	23.88%	11.53%	[2]	Dec. 28, 2010
Class A shares Return after taxes on distributions	[1]		23.03%	11.11%
Class A shares Return after taxes on distributions and sale of Fund shares	[1]		14.16%	8.92%
Class C shares		Return before taxes	30.39%	19.05%	[2]	Jan. 05, 2012
S&P 500® Index	[3]		32.39%	16.11%
[1]	Performance reflects the deduction of the maximum sales charge of 5.75%.
[2]	The inception date of the Fund's Class A shares is December 28, 2010. The inception date of the Fund's Class C shares is January 5, 2012.
[3]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns above are shown for Class A shares of the Fund; after-tax returns for the Fund’s Class C and Class I shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Copeland International Risk Managed Dividend Growth Fund
FUND SUMMARY
Investment Objectives:
The Fund seeks long-term capital appreciation and income while preserving capital in declining markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page 10 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” on page 47 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Copeland International Risk Managed Dividend Growth Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Copeland International Risk Managed Dividend Growth Fund		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.39%	6.39%	16.75%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		7.76%	8.51%	17.87%
Fee Waiver and/or Expense Reimbursement	[2]	(6.14%)	(6.14%)	(16.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.62%	2.37%	1.47%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2015, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.60%, 2.35%, or 1.45% of the daily average net asset value of Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Copeland International Risk Managed Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	730	2,201	3,592	6,746
Class C	240	1,926	3,496	6,963
Class I	150	3,389	5,848	9,707

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period December 17, 2012 (inception of the Fund) through November 30, 2013, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income while preserving capital in declining markets by purchasing equities of companies with a proven track record of dividend growth within sectors forecasted to appreciate by the adviser’s quantitative model. The Fund uses the same strategy as and tracks the performance of the Copeland International Risk Managed Dividend Growth Index (“IDVG”), a publicly-available index published by NASDAQ. IDVG and the Fund are composed of common stocks, American Depositary Receipts (“ADRs”), investments issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign company, stocks and real estate investment trusts (“REITs”) of companies or entities that have a track record of consistent dividend growth with non-US headquarters, trade on non-US exchanges, or that derive the majority of their revenue from non-US sources and cash equivalents. As an international fund, the Fund invests, under normal market conditions, in at least three different foreign countries, and at least 40% of its assets outside of the US.

Under normal market conditions, the Fund invests at least 80% of its assets in securities that have increased their dividend for a minimum of five consecutive years. Effective June 1, 2014, the minimum required consecutive years of dividend growth will change to three years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in cash and cash equivalents for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to appreciate or depreciate in value. By avoiding negative sectors and increasing the Fund’s allocation to positive sectors and/or cash and cash equivalents, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5% to a single equity security, measured at time of purchase. The Fund, in general, invests in companies with a market capitalization of at least $2 billion upon purchase, but is not restricted to any market capitalization range.

The adviser sells securities when they no longer meet its fundamental dividend growth criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Foreign Investing Risk: Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk: The adviser’s dependence on its dividend growth and sector rotation strategies and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• REIT Risk: A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

• Return Tracking Risk: The Fund will not be able to replicate exactly the performance of IDVG due to inflows and outflows in the Fund and also because the returns generated by the Fund’s securities will be reduced by transaction costs. In addition, the Fund will incur expenses, such as management fees, not incurred by IDVG. The adviser’s judgments about the return tracking characteristics of securities may prove incorrect and may not produce the desired results.

• Small and Medium Capitalization Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder and reduces after-tax returns if Fund shares are held in a taxable account.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows 2013 performance of the Fund’s Class A shares.  Returns for Class C shares and Class I shares are not presented and will vary from the return for the Class A shares. The performance table compares the performance of the Fund’s Class A, Class C and Class I shares over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Performance reflects expense reimbursements in effect.  If expense reimbursements were not in place, the Fund’s performance would be reduced.  Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Class A Annual Total Return For Year Ended December 31 Returns do not reflect sales charges, and would be lower if they did.

Best Quarter:	3rd Quarter 2013	7.20%
Worst Quarter:	2nd Quarter 2013	(4.34)%

Performance Table Average Annual Total Returns (For period ended December 31, 2013)
Average Annual Total Returns Copeland International Risk Managed Dividend Growth Fund		Label	One Year	Since Inception of the Fund		Inception Date
Class A	[1]	Return before taxes	5.59%	6.05%	[2]	Dec. 17, 2012
Class A Return after taxes on distributions	[1]		5.57%	6.03%
Class A Return after taxes on distributions and sale of Fund shares	[1]		3.17%	4.61%
Class C		Return before taxes	11.29%	11.60%	[2]	Dec. 17, 2012
Class I		Return before taxes	12.08%	12.36%	[2]	Dec. 17, 2012
MSCI All-Country World ex U.S. (net) Index	[3]		15.29%	15.79%
[1]	Performance reflects the deduction of the maximum sales charge of 5.75%.
[2]	The Fund commenced operations on December 17, 2012.
[3]	The MSCI All Country World ex U.S. (net) Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States and is net of any withholding taxes. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns above are shown for Class A shares of the Fund; after-tax returns for the Fund’s Class C and Class I shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).